Subsequent events	9 Months Ended
Sep. 30, 2022
Subsequent events
Subsequent events

14. Subsequent events

Capital Increase

On October 13, 2022, the Company announced that it has completed its registered direct offering and sale of 1,279,070 ordinary shares in the form of ADSs at a purchase price of USD 3.44 (EUR 3.60) per share.

The gross proceeds of the offering amounted to approximately USD 4.4 million (EUR 4.6 million). The Company intends to use the net proceeds of the offering for general corporate purposes. A.G.P./Alliance Global Partners acted as sole placement agent for the offering.

Closing of sale and leaseback transaction regarding properties in Friedberg, Germanys

On August 11, 2022, voxeljet initiated the sale and leaseback of voxeljet AG’s properties located in Germany with the investor IntReal International Real Estate Kapitalverwaltungsgesellschaft mbH. The closing process with the notary has been finalized on October 31, 2022. In this course, voxeljet received proceeds from the sale amounting to € 26.5 million and the long-term lease contract commenced. As a result of completion of the sale and leaseback transaction, the Company derecognized a carrying amount of approximately € 14.1 million relating to land and buildings and recognized a right of use asset and lease liability at an amount of approximately € 9.2 million and approximately € 17.3 million, respectively. The gain from the sale and leaseback transaction amounted to approximately € 4.3 million.

Settlement of Finance Contract with the EIB and of further loans with Sparkasse Schwaben-Bodensee

Also on August 11, 2022, voxeljet initiated the full settlement of the Finance Contract with EIB including the repayment of tranche A and B1, including all interests for an amount of € 22.0 million and also agreed to an early settlement of loans related to properties, which were granted by Sparkasse Schwaben-Bodensee, Germany (formerly Kreissparkasse Augsburg). On the closing date October 31, 2022, voxeljet fully settled the Finance Contract with EIB including the repayment of tranche A and B1 and all interests for an amount of € 22.0 million. Also on October 31, 2022, voxeljet early settled the loans related to properties, granted by Sparkasse Schwaben-Bodensee, Germany (formerly Kreissparkasse Augsburg) for an amount of € 3.1 million. As a result of the settlement, the Company was released from all the covenants in the Finance Contract, including a Minimum Cash/Cash Equivalents requirement (the “Minimum Cash Covenant”) and the pledges of certain properties were removed.